Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Gross Carrying Amount and Fair Value of Financial Assets Through Other Comprehensive Income-Securities by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 33,094	R$ 10,258
Current Fair value	32,872	10,272
Non-current gross carrying amount	74,341	64,442
Non-current fair value	77,070	66,388
Gross carrying amount	107,435	74,700
Fair value	109,942	76,660
Non-stated maturity [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,640	83
Current Fair value	1,382	149
Up to one year [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	31,454	10,175
Current Fair value	31,490	10,123
From one to five years [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	52,825	45,704
Non-current fair value	54,452	46,456
From five to ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	14,084	11,101
Non-current fair value	14,852	11,649
After ten years [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-current gross carrying amount	7,432	7,637
Non-current fair value	R$ 7,766	R$ 8,283